Property, plant and equipment	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Property, plant and equipment
9.	Property, plant and equipment
The changes in property, plant and equipment for the fiscal years ended March 31, 2021 and 2022 are as follows:

	Yen in millions
	Land	Buildings	Machinery and equipment	Construction in progress	Total
Balance as of April 1, 2020:
Cost	77,716	731,440	1,844,088	78,811	2,732,055
Accumulated depreciation and impairment losses	—	(475,344)	(1,337,056)	(2,457)	(1,814,857)

Carrying amount	77,716	256,096	507,032	76,354	917,198

Changes in carrying amount:
Additions	—	22,464	91,873	187,003	301,340
Acquisitions through business combinations	—	47	50	—	97
Reclassifications	340	12,568	146,025	(159,774)	(841)
Disposals or classified as held for sale *1	(2,484)	(1,599)	(3,140)	(779)	(8,002)
Depreciation *2	—	(24,405)	(189,568)	—	(213,973)
Impairment losses	(37)	(1,063)	(2,866)	(2,203)	(6,169)
Translation adjustment	505	2,572	2,756	736	6,569
Other	—	(2,721)	(2,348)	(609)	(5,678)

Total changes	(1,676)	7,863	42,782	24,374	73,343

Balance as of March 31, 2021:
Cost	76,077	755,115	1,864,034	102,310	2,797,536
Accumulated depreciation and impairment losses	(37)	(491,156)	(1,314,220)	(1,582)	(1,806,995)

Carrying amount	76,040	263,959	549,814	100,728	990,541

Changes in carrying amount:
Additions	2,461	25,434	91,189	229,094	348,178
Acquisitions through business combinations	—	1,946	1,437	—	3,383
Reclassifications	24	48,600	134,660	(185,979)	(2,695)
Disposals or classified as held for sale *1	(1,628)	(2,248)	(4,690)	(158)	(8,724)
Depreciation *2	—	(29,906)	(205,920)	—	(235,826)
Impairment losses	—	(235)	(579)	(74)	(888)
Translation adjustment	1,226	9,640	7,032	1,036	18,934
Other	—	282	22	6	310

Total changes	2,083	53,513	23,151	43,925	122,672

Balance as of March 31, 2022:
Cost	78,160	832,785	1,953,985	145,940	3,010,870
Accumulated depreciation and impairment losses	(37)	(515,313)	(1,381,020)	(1,287)	(1,897,657)

Carrying amount	78,123	317,472	572,965	144,653	1,113,213

*1	An asset or disposal group for which the cash flows are expected to arise principally from sale rather than continuing use is classified to current asset as an asset held for sale.

*2
Depreciation expenses are allocated to the cost of inventory and are recognized in cost of sales as inventory is sold, or are directly recognized in selling, general and administrative expenses and research and development expenditures in the consolidated statements of income, depending on the use of the asset.